                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         White Mountains Advisors LLC
   Address:      370 Church Street
                 Guilford, CT 06437

Form 13F File Number: 028-00470

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark J. Plourde
Title:   Chief Financial Officer, Chief Compliance Officer & Treasurer
Phone:   (203) 458-5805

Signature, Place, and Date of Signing:

        /s/ Mark J. Plourde          Guilford, Connecticut   November 14, 2005
   -------------------------------   ---------------------   -----------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    028-04685                   Prospector Partners, LLC
    028-05231                   Pillar Point Equity Management, LLC
    028-03130                   Fenimore Asset Management, Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1
                                        --------------------

Form 13F Information Table Entry Total:           1
                                        --------------------

Form 13F Information Table Value Total:    $156,783
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.       Form 13F File Number         Name

   01        028-01681                    White Mountains Insurance Group, Ltd.

                      WHITE MOUNTAINS ADVISORS LLC
                      ----------------------------

                      WHITE MOUNTAINS ADVISORS LLC
              FORM 13F INFORMATION TABLE--SEPTEMBER 30, 2005


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ --------  -----
MONTPELIER RE
  HOLDINGS LTD                 SHS         G62185106 $156,783 6,309,189   SH           DEFINED        01            6,309,189

01 White Mountains Insurance Group, Ltd.